Tax - Summary of Tax on Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [line items]
Total current tax	$ 95	$ 207	$ 56
Origination and reversal of temporary differences	40	(8)	54
Changes in tax rates and tax laws	1	(59)	(2)
Adjustments to estimated recoverable deferred tax assets	(2)	(9)	(25)
Adjustments in respect of prior periods	(1)	(16)	90
Total deferred tax	38	(92)	117
Total income tax charge for the year	133	115	173
Profit before exceptional items	160	203	185
Tax on exceptional items (note 6)	(27)	(88)	(12)
Exceptional items [member]
Income tax [line items]
Total income tax charge for the year	(27)	(88)	(12)
Tax on exceptional items (note 6)	(22)	2	(12)
Exceptional tax (note 6)	(5)	(90)
United Kingdom [member]
Income tax [line items]
Current period	10	10	10
Benefit of tax reliefs on which no deferred tax previously recognised	0		(7)
Adjustments in respect of prior periods	4	(2)	(1)
Total current tax	14	8	2
Foreign tax [member]
Income tax [line items]
Current period	95	210	151
Benefit of tax reliefs on which no deferred tax previously recognised	(1)	(13)
Adjustments in respect of prior periods	(13)	2	(97)
Total current tax	$ 81	$ 199	$ 54